Condensed Consolidated Statements of Income (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenues:
Lease rental income	$ 83,049	$ 56,741	$ 155,408	$ 106,322
Management fees	7,615	6,897	15,299	13,305
Trading container sales proceeds	5,655	3,618	10,420	7,635
Gains on sale of containers, net	9,417	7,376	15,811	16,990
Total revenues	105,736	74,632	196,938	144,252
Operating expenses:
Direct container expense	4,315	7,965	8,273	17,341
Cost of trading containers sold	5,024	2,919	9,190	6,081
Depreciation expense	24,001	13,188	42,867	26,031
Amortization expense	1,574	1,575	3,332	3,152
General and administrative expense	6,043	5,601	12,241	10,949
Short-term incentive compensation expense	1,494	1,350	2,453	2,116
Long-term incentive compensation expense	1,372	1,063	3,108	3,138
Bad debt expense (recovery), net	408	(205)	544	(481)
Gain on sale of containers to noncontrolling interest	(19,773)		(19,773)
Total operating expenses, net	24,458	33,456	62,235	68,327
Income from operations	81,278	41,176	134,703	75,925
Other income (expense):
Interest expense	(9,011)	(2,781)	(16,534)	(5,435)
Interest income	7	3	14	6
Realized losses on interest rate swaps and caps, net	(2,765)	(2,354)	(5,407)	(5,107)
Unrealized losses on interest rate swaps, net	(4,453)	(4,728)	(2,242)	(6,328)
Other, net	(79)	(279)	(130)	(337)
Other expense, net	(16,301)	(10,139)	(24,299)	(17,201)
Income before income tax and noncontrolling interest	64,977	31,037	110,404	58,724
Income tax expense	(3,766)	(2,654)	(6,380)	(3,268)
Net income	61,211	28,383	104,024	55,456
Less: Net income attributable to the noncontrolling interest	(9,514)	(3,306)	(15,137)	(6,140)
Net income attributable to Textainer Group Holdings Limited common shareholders	$ 51,697	$ 25,077	$ 88,887	$ 49,316
Net income attributable to Textainer Group Holdings Limited common shareholders
Basic	$ 1.06	$ 0.52	$ 1.82	$ 1.03
Diluted	$ 1.03	$ 0.51	$ 1.78	$ 1.01
Weighted average shares outstanding (in thousands):
Basic	48,899	48,067	48,780	48,050
Diluted	49,975	49,157	49,855	49,036